Share-based Compensation - RSUs (Details) - RSUs - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Numbers of Shares
Beginning of the period (in shares)	9,023,119	11,217,853
Granted (in shares)	7,304,698	5,459,920
Vested (in shares)	(5,649,420)	(6,687,180)
Forfeited (in shares)	(119,479)	(967,474)
End of the period (in shares)	10,558,918	9,023,119
Weighted Average Grant Date Fair Value
Beginning of the period (per share)	$ 0.14	$ 0.14
Granted (per share)	0.39	0.15
Vested (per share)	0.17	0.14
Forfeited (per share)	0.69	0.13
End of the period (per share)	$ 0.29	$ 0.14